REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Schedule of revenues
	Year ended December 31, 2021	Year ended December 31, 2022

Balance, beginning of the period	$10,987	$12,659
New performance obligations	6,329	6,458
Reclassification to revenue as a result of satisfying performance obligations	(4,657)	(4,229)

Balance, end of the period	12,659	14,888
Less: long-term portion of deferred revenue	9,275	11,545
Current portion, end of period	$3,384	$3,343

Schedule of remaining performance obligations
	2024	2025 and thereafter
Unsatisfied performance obligations	670	10,875